SEGMENT REPORTING - Schedule of the Company's Revenues Generated from Each Segment (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) segment	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Company's revenues generated from each segment [Line Items]
Number of reportable segments | segment	3
Net revenue	$ 119,117,024	$ 96,906,335	$ 102,973,999
Gross profit	34,226,048	28,069,747	14,131,755
Operating segment [Member]
Company's revenues generated from each segment [Line Items]
Net revenue	119,117,024	96,906,335	102,973,999
Gross profit	34,226,048	28,069,747	14,131,755
Solar power project development | Operating segment [Member]
Company's revenues generated from each segment [Line Items]
Net revenue	90,096,551	48,784,766	64,837,042
Gross profit	17,571,303	7,052,170	3,575,775
Electricity generation revenue | Operating segment [Member]
Company's revenues generated from each segment [Line Items]
Net revenue	28,712,942	29,257,928	12,247,320
Gross profit	16,763,190	17,673,474	7,031,670
EPC services | Operating segment [Member]
Company's revenues generated from each segment [Line Items]
Net revenue	69,751	18,544,164	25,853,288
Gross profit	(178,414)	3,329,402	3,524,310
Other | Operating segment [Member]
Company's revenues generated from each segment [Line Items]
Net revenue	237,780	319,477	36,349
Gross profit	$ 69,969	$ 14,701	$ 0